Cover	Aug. 03, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 03, 2025
Entity File Number	001-40241
Entity Registrant Name	LAVA Therapeutics NV
Entity Central Index Key	0001840748
Entity Tax Identification Number	82-2745484
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	Yalelaan 62
Entity Address, City or Town	Utrecht
Entity Address, Country	NL
Entity Address, Postal Zip Code	3584
City Area Code	+31
Local Phone Number	85 016 3100
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares, nominal value €0.12 per share
Trading Symbol	LVTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false